Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	$ 198,642
At December 31	194,835	$ 198,642
Impairment losses on property, plant and equipment	8,182	1,799	$ 3,894
Impairment reversals	627	6,177	214
Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	6,403	7,000	9,000
At December 31	5,312	6,403	7,000
Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	117,354
At December 31	110,697	117,354
Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	49,884
At December 31	49,243	49,884
Impairment losses on property, plant and equipment	2,785	474	2,340
Impairment reversals	91	72	0
Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	434,961	436,769
Additions	25,831	28,254
Reclassifications	0
Currency translation differences	2,998	(10,262)
At December 31	455,070	434,961	436,769
Cost | Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	11,565	12,679
Additions	2,161	1,564
Reclassifications	0
Currency translation differences	73	(209)
At December 31	8,635	11,565	12,679
Cost | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	277,016	285,903
Additions	10,731	11,954
Reclassifications	(2,779)
Currency translation differences	1,855	(6,300)
At December 31	285,670	277,016	285,903
Cost | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	106,785	104,182
Additions	5,910	6,928
Reclassifications	527
Currency translation differences	863	(1,777)
At December 31	113,069	106,785	104,182
Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(236,319)	(241,837)
Reclassifications	0
Charge for the year	29,915	17,310
Currency translation differences	(2,087)	6,406
At December 31	(260,235)	(236,319)	(241,837)
Depreciation, depletion and amortisation, including impairments | Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(5,162)	(5,580)
Reclassifications	0
Charge for the year	731	397
Currency translation differences	(39)	50
At December 31	(3,323)	(5,162)	(5,580)
Depreciation, depletion and amortisation, including impairments | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(159,662)	(167,530)
Reclassifications	2,217
Charge for the year	18,202	9,709
Currency translation differences	(1,326)	4,370
At December 31	(174,973)	(159,662)	(167,530)
Depreciation, depletion and amortisation, including impairments | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(56,901)	(55,131)
Reclassifications	(63)
Charge for the year	8,295	5,149
Currency translation differences	(650)	1,325
At December 31	(63,826)	(56,901)	(55,131)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	23,117
At December 31	24,079	23,117
Impairment losses on property, plant and equipment	72	160
Impairment reversals	2	206
Right-of-use assets | Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	0
At December 31	0	0
Right-of-use assets | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	6,400
At December 31	5,451	6,400
Right-of-use assets | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	9,768
At December 31	11,436	9,768
Right-of-use assets | Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	6,949
At December 31	7,192	6,949
Right-of-use assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	41,037	38,106
Additions	4,540	5,504
Sales, retirements and other movements	(1,127)	(1,785)
Reclassifications	0	0
Currency translation differences	(217)	(788)
At December 31	44,233	41,037	38,106
Right-of-use assets | Cost | Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	0	5
Additions	0	0
Sales, retirements and other movements	0	(5)
Reclassifications	0	0
Currency translation differences	0	0
At December 31	0	0	5
Right-of-use assets | Cost | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	14,675	14,322
Additions	790	1,088
Sales, retirements and other movements	(116)	(569)
Reclassifications	(2,779)	(2,217)
Currency translation differences	27	(166)
At December 31	12,597	14,675	14,322
Right-of-use assets | Cost | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	16,463	15,748
Additions	2,442	2,305
Sales, retirements and other movements	29	(1,530)
Reclassifications	527	63
Currency translation differences	24	(60)
At December 31	19,485	16,463	15,748
Right-of-use assets | Cost | Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	9,899	8,031
Additions	1,308	2,111
Sales, retirements and other movements	(1,040)	319
Reclassifications	2,252	2,154
Currency translation differences	(268)	(562)
At December 31	12,151	9,899	8,031
Right-of-use assets | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(17,920)	(16,154)
Sales, retirements and other movements	2,494	2,172
Charge for the year	4,808	4,202
Currency translation differences	(80)	(264)
At December 31	(20,154)	(17,920)	(16,154)
Right-of-use assets | Depreciation, depletion and amortisation, including impairments | Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	0	0
Sales, retirements and other movements	0	0
Charge for the year	0	0
Currency translation differences	0	0
At December 31	0	0	0
Right-of-use assets | Depreciation, depletion and amortisation, including impairments | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(8,275)	(7,935)
Sales, retirements and other movements	303	751
Charge for the year	1,382	1,182
Currency translation differences	9	(91)
At December 31	(7,146)	(8,275)	(7,935)
Right-of-use assets | Depreciation, depletion and amortisation, including impairments | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(6,695)	(5,946)
Sales, retirements and other movements	1,149	1,444
Charge for the year	2,428	2,223
Currency translation differences	12	(30)
At December 31	(8,049)	(6,695)	(5,946)
Right-of-use assets | Depreciation, depletion and amortisation, including impairments | Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(2,950)	(2,273)
Sales, retirements and other movements	1,042	(23)
Charge for the year	998	797
Currency translation differences	(101)	(143)
At December 31	$ (4,959)	$ (2,950)	$ (2,273)